CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income	$ 56,573,747	$ 41,465,114	$ 27,555,991
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	6,054,199	4,334,113	2,538,048
Amortization of prepaid land leases	171,204	134,479	144,994
Amortization of intangible assets	1,362,282	0	0
Allowance for doubtful accounts	4,434,129	2,816,320	2,790,078
Loss (gain) on disposal of property, plant and equipment	196,117	(166,177)	14,112
Impairment loss on goodwill	0	0	286,610
Impairment loss on property, plant and equipment	0	23,711	715,246
Impairment loss on investment in an equity investee	0	0	152,732
Impairment loss on investment in a cost investee	0	165,948	0
Share of net (income) loss from equity investees	3,141	(2,847,866)	(3,958,073)
Gain on disposal of shares of equity investees	(2,043,977)	(1,400,533)	0
Gain in earnings for the issuance of shares by an equity investee	0	(756,619)	0
Amortization of expenses accrued for bond payable	0	31,531	61,281
Share based compensation expenses	1,139,368	551,966	524,076
Deferred income tax (benefit) expenses	1,713,253	(1,297,968)	(885,014)
Changes in operating assets and liabilities:
Accounts receivable	29,288,766	(30,227,617)	(10,131,840)
Costs and estimated earnings in excess of billings	12,302,872	(42,587,603)	(10,191,299)
Inventories	2,412,298	(3,256,130)	(4,716,959)
Advances to suppliers	(1,814,764)	3,384,430	(2,598,327)
Other receivables	4,132,144	(685,398)	(93,051)
Deposits and other assets	(1,118,873)	506,365	1,497,584
Due from related parties	(2,871,070)	(336,128)	(3,143,615)
Accounts payable	8,838,803	18,481,215	5,032,941
Deferred revenue	14,392,486	7,994,334	12,480,428
Accruals and other payable	2,966,928	2,113,829	5,953,753
Due to related parties	(344,006)	(457,800)	1,145,916
Income tax payable	(2,871,713)	(1,167,314)	3,489,790
Other tax payables	5,445,154	1,390,307	1,480,414
Net cash provided by (used in) operating activities	57,179,212	(1,793,491)	30,145,816
Cash flows from investing activities:
Time deposits placed with banks	39,012,896	0	0
Purchases of property, plant and equipment	(8,250,146)	(16,045,183)	(20,918,968)
Maturity of time deposits	17,426,000
Proceeds from disposal of property, plant and equipment	3,276,341	12,574	9,251
Proceeds from disposal of investments in equity investees	4,439,707	3,726,997	0
Receipts from collection of advances to equity investees	0	27	653,325
Investment of an equity investee	(474,316)	0	0
Investment of a cost investee	0	0	(1,001,569)
Dividends from equity investees	0	90,517	58,640
Acquisition of a subsidiary, net of cash acquired	(5,296,855)	0	(279,120)
Cash prepaid for acquisition of a subsidiary	0	(16,856,148)	0
Net cash used in investing activities	27,892,165	(29,071,216)	(21,478,441)
Cash flows from financing activities:
Repayments of bonds payable	0	(12,068,913)	0
Proceeds from short-term bank loans	563,736	15,671,580	1,465,996
Repayments of short-term bank loans	12,314,261	(5,924,784)	(5,863,985)
Repayments of long-term bank loans	(6,012,895)	(1,508,614)	(5,130,987)
Cash injected by noncontrolling interests	0	0	718,338
Acquisition of equity interests from noncontrolling interests	0	0	(10,373,600)
Proceeds from exercise of share options	672,000	1,070,700	0
Repayment of amounts due to the former shareholders of a subsidiary	(8,243,700)	0	0
Net cash used in financing activities	25,335,120	(2,760,031)	(19,184,238)
Effect of foreign exchange rate changes	1,711,976	4,791,852	1,136,142
Net (decrease) increase in cash and cash equivalents	5,663,903	(28,832,886)	(9,380,721)
Cash and cash equivalents, beginning of year	90,669,059	119,501,945	128,882,666
Cash and cash equivalents, end of year	96,332,962	90,669,059	119,501,945
Supplementary disclosures of cash flow information:
Interest	3,031,593	2,680,141	2,227,667
Income tax	11,144,407	7,109,057	5,074,938
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	8,010,950	0	0
Issuance of ordinary shares in connection with the acquisition of equity interests in a subsidiary from noncontrolling interests	0	0	53,011,515
Issuance of ordinary shares as purchase consideration in connection with a business combination	$ 9,121,499	$ 0	$ 0
Issuance of ordinary shares upon exercise of Unit Purchase Options ("UPO")	0	0	93